TOPS® Managed Risk Growth ETF Portfolio Class 1 shares Class 2 shares

Summary Prospectus

May 1, 2014

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s prospectus and Statement of Additional Information, both dated May 1, 2014, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Portfolio online at www.geminifund.com/TOPSPortfolios. You can also obtain these documents at no cost by calling 1-855-572-5945 or by sending an email request to ordertopsportfolios@geminifund.com.

Investment Objectives:  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses(2)	0.23%	0.23%
Total Annual Portfolio Operating Expenses	0.63%	0.88%

(1)

Other expenses are contractually limited to 0.10%.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$64	$202	$351	$786
Class 2	$90	$281	$488	$1,084

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing the following asset classes:

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U.S. Government Fixed Income Securities

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U.S. Corporate Fixed Income Securities

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U.S. Common and Preferred Stocks

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Foreign Common and Preferred Stocks

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U.S. Real Estate-Related Securities ("REITS")

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U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "managed risk" strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to  reduce the downside risk of the majority of the Portfolio's securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's ETF positions. The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser is continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.   Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio.  The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

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Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

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Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

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Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

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Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

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Management Risk:  The adviser's dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser's managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio's participation in market gains.

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Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

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Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

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Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Performance: The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.  The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Class 2 Annual Total Return For Calendar Years Ended December 31 1

1  The returns are for Class 2 Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Best Quarter:	1st Quarter 2012	6.26%
Worst Quarter:	2nd Quarter 2012	(4.30)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2013)

	One Year	Since Inception of the Portfolio (1)
Class 2 shares	15.96%	6.44%
Class 1 shares	16.32%	6.69%
Standard & Poor's 500 Index (reflects no deduction for fees and expenses)	32.39%	15.03%

(1) Inception date of the TOPS Managed Risk Growth ETF Portfolio is April 26, 2011.

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Manager:  Michael McClary, MBA, Chief Investment Officer of the adviser has served as portfolio manager since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM,  Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.